Equity-Based Compensation - Summary of Assumptions Used to Determine the Fair Value of Vested Option Grants (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free rate			3.00%	1.10%	0.50%
Volatility			52.90%	53.50%	54.90%
Expected term (in years)			6 years 1 month 28 days	6 years 2 months 15 days	6 years 2 months 19 days
Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free rate	4.60%
Dividend yield rate	0.00%
Volatility	55.30%
Expected term (in years)	6 months
Weighted-average grant date fair value	$ 7
Time Vesting Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free rate	3.80%	2.90%
Dividend yield rate	0.00%	0.00%
Volatility	54.80%	52.50%
Expected term (in years)	5 years 11 months 1 day	6 years 29 days
Weighted-average grant date fair value	$ 13.5	$ 31.5
Performance Vesting Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free rate	3.70%
Dividend yield rate	0.00%
Volatility	53.70%
Expected term (in years)	10 years
Weighted-average grant date fair value	$ 13